SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands								1 Months Ended	3 Months Ended
	Jan. 20, 2025 USD ($) $ / shares shares	Feb. 23, 2023 shares	Dec. 22, 2022 USD ($) $ / shares shares	Dec. 22, 2022 USD ($) $ / shares shares	Aug. 03, 2021 USD ($) $ / shares shares	Dec. 23, 2019 HKD ($)	Dec. 18, 2019 HKD ($)	Nov. 13, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Sep. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Subsequent Event [Line Items]
Common stock, par value | $ / shares										$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued | shares					837,300
Number of shares issued, value					$ 837,300				$ 327,600
Shares issued price per share | $ / shares					$ 1.00
Hong Kong Company [Member]
Subsequent Event [Line Items]
Compensation to CEO						$ 1
Malaysia Company [Member]
Subsequent Event [Line Items]
Ownership percentage							100.00%
Compensation to CEO						$ 1	$ 1
StarFIN Holdings Limited [Member]
Subsequent Event [Line Items]
Ownership percentage			100.00%	100.00%
Compensation to CEO				$ 9,055,242
Shares issued | shares			8,232,038	8,232,038
Shares fair value			$ 9,055,242	$ 9,055,242
StarFIN Holdings Limited [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued | shares		8,051,511
Acquisition Agreement [Member] | StarFIN Holdings Limited [Member]
Subsequent Event [Line Items]
Shares purchased | shares			10,000
Shares issued | shares			8,232,038
Shares price per share | $ / shares			$ 1.10	$ 1.10
Shares fair value			$ 9,055,242	$ 9,055,242
Wong Kai Cheong [Member] | StarFIN Holdings Limited [Member]
Subsequent Event [Line Items]
Ownership percentage		29.94%
[custom:BusinessAcquisitionPercentageOfIssuedAndOutstandingSecurities-0]		57.10%
Hoo Swee Ping [Member] | StarFIN Holdings Limited [Member]
Subsequent Event [Line Items]
Ownership percentage		10.91%
[custom:BusinessAcquisitionPercentageOfIssuedAndOutstandingSecurities-0]		40.22%
Cham Hui Yin [Member] | StarFIN Holdings Limited [Member]
Subsequent Event [Line Items]
Ownership percentage		0.48%
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Number of shares issued | shares	364,000
Number of shares issued, value	$ 327,600
Shares issued price per share | $ / shares	$ 0.90
Subsequent Event [Member] | Datuk Baharom [Member]
Subsequent Event [Line Items]
Cash compensation for services								$ 500
Common stock, shares owned | shares								14,000
Common stock, par value | $ / shares								$ 0.0001